QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-21958
Investment Company Act file number

 DGHM Investment Trust
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

 The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801

with a copy to

John H. Lively
 Husch Blackwell Sanders LLP
4801 Main Street, Suite 1000
Kansas City, MO 64112
 (Name and address of agent for service)

 (800) 653-2839
Registrant's telephone number, including area code:

   Date of fiscal year end: Last day of February

     Date of reporting period: 11/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

DGHM ALL-CAP VALUE FUND SCHEDULE OF INVESTMENTS November 30, 2009 (unaudited)
Number of Shares	Security Description		% of Total Investments	Market Value
	COMMON STOCKS:		93.53%

	AEROSPACE/DEFENSE:		2.92%
17,856	General Dynamics, Co.			$ 1,176,710
	BANKS:		6.93%
21,320	City National Corporation			841,287
80,480	Old Natonal Bancorp			936,787
42,850	SunTrust Banks, Inc.			1,012,546
				2,790,620
	COMPUTERS:		5.16%
7,545	International Business Machines Corporation			953,311
38,335	Teradata Corporation			1,123,216
				2,076,527
	DIVERSIFIED FINANCIAL SERVICES:		7.49%
33,930	Federated Investors Inc. "B"			874,715
52,595	Invesco Limited			1,170,239
22,835	JPMorgan Chase & Co.			970,259
				3,015,213
	E-COMMERCE:		3.10%
51,000	Ebay			1,247,970
	ELECTRIC:		4.57%
18,311	Exelon Corporation			882,224
30,510	Public Service Enterprise Group Inc.			956,794
				1,839,018
	FOOD:		5.00%
22,140	H.J. Heinz Company			939,843
20,400	Kellogg Company			1,072,632
.				2,012,475
	HEALTHCARE:		6.56%
53,010	CareFusion Corporation			1,369,248
14,850	Express Scripts, Inc.			1,274,130
				2,643,378
	INSURANCE:		5.30%
19,690	The Travelers Companies, Inc.			1,031,559
20,380	Transatlantic Holdings, Inc.			1,101,335
				2,132,894
	MEDIA:		5.38%
38,970	The DIRECTV Group, Inc.			1,232,621
25,400	Omnicom Group Inc.			932,688
				2,165,309
	MISCELLANEOUS MANUFACTURING:		13.64%
20,780	3M Company			1,609,203
26,430	Dover Corporation			1,080,458
21,000	Nucor Corporation			890,610
18,310	Silgan Holdings Inc.			980,867
17,895	Teleflex Incorporated			932,151
				5,493,289
	OIL & GAS SERVICES:		15.65%
21,600	Encana Corporation			1,163,808
15,040	EOG Resources, Inc.			1,300,810
42,120	Plains Exploration & Production Company			1,146,085
34,740	Suncor Energy Inc.			1,257,935
23,028	Whiting Petroleum Corporation			1,433,493
.				6,302,131
	REAL ESTATE INVESTMENT TRUST:		1.92%
11,827	Vornado Realty Trust			774,195
	RETAIL:		3.99%
15,450	Dollar Tree, Inc.			756,587
39,640	The Gap, Inc.			849,089
				1,605,676
	SAVINGS & LOANS:		2.23%
55,180	People's United Financial			898,882
	TELECOMMUNICATIONS:		3.70%
49,950	NII Holdings Inc.			1,488,510

	Total Securities		93.53%	37,662,797
	Evergreen Institutional Treasury Money Market Fund		6.47%	2,604,852
	Total Investments		100.00%	$ 40,267,649

FAS 157 Footnote Disclosure:

 Various inputs are used in determining the value of a Fund’s investments.  Generally accepted accounting principles in the United States ("GAAP") established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  Level 1 includes quoted prices in active markets for identical securities.  Level 2 includes other significant observable inputs (including quoted  prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Level 3  includes significant unobservable inputs (including the Fund’s own assumptions in  determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2009:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Signficant Observable Inputs	Signficant Unobservable Inputs	Total
Common Stocks	$ 37,662,797	-	-	$ 37,662,797
Investment Companies	$ 2,604,852	-	-	$ 2,604,852
	$ 40,267,649	-	-	$ 40,267,649

Tax Information:

At November 30, 2009 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  Cost of securities for Federal Income tax purpose is $31,199,483 and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross unrealized appreciation		$ 7,119,434
	Gross unrealized depreciation		(656,120)
	Net unrealized appreciation (depreciation)		$ 6,463,314

For information on the Fund's policy regarding valuation of investments and other significant  accounting  policies,  please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2:  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3: EXHIBITS.

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DGHM Investment Trust
(Registrant)

By:  /s/ Jeffrey C. Baker
         Jeffrey C. Baker
         Principal Executive Officer

Date: January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Jeffrey C. Baker

        Jeffrey C. Baker
        Principal Executive Officer

Date: January 25, 2010

By:  /s/ Thomas F. Gibson
        Thomas F. Gibson
        Principal Financial Officer

Date: January 25, 2010